FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Schedule of financial assets

The breakdown of financial assets at fair value through profit or loss is as follows:

	At December 31,
In thousands of USD	2021	2022
Investments in unlisted equity instruments
- Investment A	1,000	1,000
- Investment B	250	1,000
- Investment C	—	10,000
- Investment D – investment in a limited partnership set up by Matrixport Group (1)	—	16,348
- Investment E	—	1,500
Investments in unlisted debt instruments	—	31,111
Total	1,250	60,959
(1)	See Note 20.